Capital management - ING capital position (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Capital management [table]
Shareholders' equity	€ 52,802	€ 52,640	€ 51,889	€ 49,851
- Reserved profit not included in CET1 capital	1,568
Additional Tier 1 securities CRR/CRD IV-compliant		983
Supplementary capital Tier 2 bonds CRR/CRD IV-compliant	9,188	9,206
fully-loaded [member]
Disclosure of Capital management [table]
Shareholders' equity	53,919	54,637
- Reserved profit not included in CET1 capital	(1,568)	(3,266)
- Other adjustments	(2,590)	(4,037)
Regulatory adjustments	(4,159)	(7,303)
Available common equity Tier 1 capital	49,760	47,333
Additional Tier 1 securities CRR/CRD IV-compliant	6,808	5,643
Regulatory adjustments additional Tier 1	50	48
Available Tier 1 capital	56,618	53,024
Supplementary capital Tier 2 bonds CRR/CRD IV-compliant	9,341	9,359
Regulatory adjustments Tier 2	(158)	(846)
Available Total capital	65,801	61,537
Risk weighted assets	€ 313,064	€ 306,324
Common equity Tier 1 ratio	15.89%	15.45%
Tier 1 ratio	18.09%	17.31%
Total capital ratio	21.02%	20.09%